Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Application of recently issued accounting standards

	Balance as at December 31, 2022 (as initially reported)	Effects of reclassification	Balance as at December 31, 2022 (adjusted)
CURRENT LIABILITIES
Taxes payable	16,694	(16,694)	—
Income tax payable	—	5,419	5,419
Other current financial liabilities	17,475	11,275	28,750
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities	8,981	(8,981)	—
Provisions	—	4,685	4,685
Other non-current liabilities	—	4,296	4,296